LONG-TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2019
LONG-TERM DEBT
Schedule of convertible senior notes

	2018	2019
	RMB ( in millions)
2020 Notes	4,813	—
2025 Notes	2,750	—
2022 Notes	—	353
2020 Booking Notes	1,719	—
2025 Booking and Hillhouse Notes	6,876	6,962
2022 Booking Notes	—	174
Long-term loan	8,035	10,981
Securitization debt	—	1,074
Less: Debt issuance cost	(47)	(7)

Total	24,146	19,537